RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) - Related Party [Member] - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	$ 747,188	$ 138,974	$ 590,137
Shanghai Yuchou Technology Development Co., Ltd. [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	596,325	0	0
Shanghai Tuwen Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	150,863	122,789	6,477
Ningbo Lihong Information System Engineering Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	6,896	21,466
Kunming Jinbi Office Equipment Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	0	468,385
Youshi Innovation Business Group Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	0	50,325
Yue Yan (Shanghai) Digital Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	0	35,649
Qingdao Lixing Technology Co., Ltd [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	0	0	4,328
Other Related Parties [Member]
RELATED PARTY TRANSACTIONS - Schedule of Purchases from Related Parties (Details) [Line Items]
Purchases from related parties	$ 0	$ 9,289	$ 3,507